iShares®

iShares U.S. ETF Trust

Supplement dated October 20, 2022 (the “Supplement”)

to the Statement of Additional Information (the “SAI”), dated March 1, 2022, for the BlackRock Short Maturity Municipal Bond ETF (MEAR) and BlackRock Ultra Short-Term Bond ETF (ICSH) (each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with the SAI for each Fund.

Effective immediately, the Funds’ SAI is amended as follows:

Eric Hiatt has replaced Richard Mejzak as Portfolio Manager for the BlackRock Ultra Short-Term Bond ETF. References to Mr. Mejzak as a Portfolio Manager for the Fund are hereby removed from the SAI.

In the section “Portfolio Managers” of the Funds’ SAI, the following is added to the table listing each Portfolio Manager’s other types of portfolios and/or accounts:

Christian Romaglino*

Types of Accounts	Number	Total Assets
Registered Investment Companies	24	$11,544,000,000

Other Pooled Investment Vehicles	N/A	N/A

Other Accounts	N/A	N/A

*Portfolio Manager for BlackRock Short Maturity Municipal Bond ETF only. Information for Mr. Romaglino is provided as of September 30, 2022.

Eric Hiatt*

Types of Accounts	Number	Total Assets
Registered Investment Companies	15	$393,681,000,000

Other Pooled Investment Vehicles	36	173,907,000,000

Other Accounts	9	112,107,000,000

*Portfolio Manager for BlackRock Ultra Short-Term Bond ETF only. Information for Mr. Hiatt is provided as of September 30, 2022.

In the section “Portfolio Managers” of the Funds’ SAI, the following is added to the table listing each Portfolio Manager’s portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts:

Christian Romaglino*

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	N/A	N/A

Other Pooled Investment Vehicles	N/A	N/A

Other Accounts	N/A	N/A

*Portfolio Manager for BlackRock Short Maturity Municipal Bond ETF only. Information for Mr. Romaglino is provided as of September 30, 2022.

Eric Hiatt*

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	N/A	N/A

Other Pooled Investment Vehicles	N/A	N/A

Other Accounts	N/A	N/A

*Portfolio Manager for BlackRock Ultra Short-Term Bond ETF only. Information for Mr. Hiatt is provided as of September 30, 2022.

In the section “Portfolio Managers” of the Funds’ SAI, the following is added to the table listing each Portfolio Manager’s beneficial ownership of shares of the Funds for which they are primarily responsible for the day-to-day management:

Christian Romaglino*

Fund	Dollar Range
	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
BlackRock Short Maturity Bond ETF	X
BlackRock Short Maturity Municipal Bond ETF	X
BlackRock Ultra Short-Term Bond ETF	X

*	Information for Mr. Romaglino is provided as of September 30, 2022.

Eric Hiatt*

Fund	Dollar Range
	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
BlackRock Short Maturity Bond ETF	X
BlackRock Short Maturity Municipal Bond ETF	X
BlackRock Ultra Short-Term Bond ETF	X

*	Information for Mr. Hiatt is provided as of September 30, 2022.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-NPMs-1022

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE